Performance Graph - Unaudited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United Technologies Corporation
Performance Graph [Line Items]
December, Graph Details	$ 174.62	$ 146.66	$ 125.30	$ 146.39	$ 141.87	$ 100.00
S&P 500 Index
Performance Graph [Line Items]
December, Graph Details	208.14	170.84	152.59	150.51	132.39	100.00
Dow Jones Industrial Average
Performance Graph [Line Items]
December, Graph Details	$ 213.38	$ 166.56	$ 142.98	$ 142.67	$ 129.65	$ 100.00